Schedule of Segmented Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and restricted cash	$ 2,860,447	$ 1,610,974	$ 1,134,884	$ 1,083,874
Capital assets	1,235,299	1,255,985	1,081,624
Total	4,095,746	2,866,959	2,216,508
Net (loss) profit	1,306,183	355,855	(480,884)
Canada [Member]
Capital assets	0	0	0
Net (loss) profit	(791,818)	(526,836)	(599,442)
Ghana [Member]
Capital assets	1,235,299	1,255,985	1,081,624
Net (loss) profit	$ 2,098,001	$ 882,691	$ 118,558